Other current receivables (Tables)	6 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other current receivables

(EUR thousand)	As of September 30	As of March 31
Other current receivables	2022	2022
Input VAT	8,794	9,541
DCC receivables	17,829	7,763
Advances and deposits	3,993	3,482
Withholding taxes	2,455	2,247
Others	571	1,075
Government grants	1,268	1,726
Total	34,910	25,834